Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong Y2014	100	Investment holding
Hode HK Limited	Hong Kong Y2014	100	Investment holding
Bilibili Co., Ltd.	Japan Y2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC Y2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC Y2016	100	Technology development

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC Y2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC Y2014	100	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC Y2014	100	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC Y2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC Y2015	100	E-commerce

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB in thousands
Current assets:
Cash and cash equivalents	152,295	201,310	349,190
Time deposits	10,265	7,674	22,161
Accounts receivable, net	130,823	223,438	343,099
Amount due from the Company and its subsidiaries	165,559	127,944	173,596
Amount due from related parties	—	170,535	59,117
Prepayments and other current assets	841,018	999,780	1,383,648
Short-term investments	252,943	672,787	1,175,309
Non-current assets:
Long-term investments, net	843,149	794,549	1,223,943
Other non-current assets	943,373	1,483,983	2,183,411

Total assets	3,339,425	4,682,000	6,913,474

Current liabilities:
Accounts payable	1,078,070	1,454,924	2,332,372
Salary and welfare payable	94,699	128,343	288,686
Taxes payable	27,152	33,611	106,492
Short-term loans	—	—	100,000
Deferred revenue	937,086	1,234,508	1,769,992
Amount due to the Company and its subsidiaries	1,594,527	2,650,499	3,752,973
Accrued liabilities and other payables	318,568	222,078	449,370
Amount due to related parties	23,054	—	—
Non-current liabilities:
Other long-term liabilities	—	23,108	19,640

Total liabilities	4,073,156	5,747,071	8,819,525

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Net revenues:
Revenue from third parties	3,691,219	6,056,332	9,651,207
Revenue from the Company and its subsidiaries	443,405	531,830	667,765

Net revenues	4,134,624	6,588,162	10,318,972

Net loss	(587,932)	(448,114)	(853,970)

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Net cash provided by operating activities	636,972	271,299	1,476,494
Net cash used in investing activities	(674,483)	(1,518,931)	(2,421,163)
Net cash provided by financing activities	130,592	1,300,740	1,090,287